Intangible Assets (Total Book Value of Intangible Assets ) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Intangible assets and goodwill [abstract]
Intangible assets having a defined useful life	$ 294	$ 311
Intangible assets having an indefinite useful life	575	562
Total intangible assets	$ 869	$ 873